Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 1.20	$ 0.95